Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-In Capital (APIC) [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning balance at Aug. 31, 2013	$ 170,729	$ 25,888	$ 29,334	$ 509,443	$ 849	$ (394,785)
Beginning balance (in shares) at Aug. 31, 2013		51,776,000				(23,917,000)
Stock option exercises	$ 2,057		771			$ 1,286
Stock option exercises (in shares)	77,833					78,000
Creation/utilization of APIC pool due to stock award	$ 441		441
Issuance of restricted stock	1,500		(779)			$ 2,279
Issuance of restricted stock (in shares)						137,000
Stock-based compensation, net of forfeitures	1,965		1,905			$ 60
Stock-based compensation, net of forfeitures (in shares)						3,000
Payments for the purchase of common stock	(26,340)					$ (26,340)
Payments for the purchase of common stock (in shares)						(1,028,000)
Prior service cost and actuarial loss, net of tax	(5,024)				(5,024)
Plan amendment, net of tax	2,216				2,216
Unrealized appreciation of investments, net of tax	151				151
Net income	45,053			45,053
Ending balance at Aug. 30, 2014	$ 192,748	$ 25,888	31,672	554,496	(1,808)	$ (417,500)
Ending balance (in shares) at Aug. 30, 2014		51,776,000				(24,727,000)
Stock option exercises (in shares)	0
Creation/utilization of APIC pool due to stock award	$ 124		124
Issuance of restricted stock	1,410		(1,950)			$ 3,360
Issuance of restricted stock (in shares)						199,000
Stock-based compensation, net of forfeitures	2,221		2,172			$ 49
Stock-based compensation, net of forfeitures (in shares)						3,000
Payments for the purchase of common stock	(6,519)					$ (6,519)
Payments for the purchase of common stock (in shares)						(300,000)
Cash dividends paid and accrued on common stock	(9,765)			(9,765)
Prior service cost and actuarial loss, net of tax	(2,917)				(2,917)
Plan amendment, net of tax	2,451				2,451
Net income	41,210			41,210
Ending balance at Aug. 29, 2015	$ 220,963	$ 25,888	32,018	585,941	(2,274)	$ (420,610)
Ending balance (in shares) at Aug. 29, 2015		51,776,000				(24,825,000)
Stock option exercises (in shares)	0
Creation/utilization of APIC pool due to stock award	$ 33		33
Issuance of restricted stock	517		(1,309)			$ 1,826
Issuance of restricted stock (in shares)						108,000
Stock-based compensation, net of forfeitures	2,058		1,975			$ 83
Stock-based compensation, net of forfeitures (in shares)						5,000
Payments for the purchase of common stock	(3,066)					$ (3,066)
Payments for the purchase of common stock (in shares)						(163,000)
Cash dividends paid and accrued on common stock	(10,891)			(10,891)
Prior service cost and actuarial loss, net of tax	(4,452)				(4,452)
Plan amendment, net of tax	17,701				17,701
Net income	45,496			45,496
Ending balance at Aug. 27, 2016	$ 268,359	$ 25,888	$ 32,717	$ 620,546	$ 10,975	$ (421,767)
Ending balance (in shares) at Aug. 27, 2016		51,776,000				(24,875,000)